SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	2 Months Ended
Mar. 31, 2020
Summary Of Significant Accounting Policies
Basis of Preparation	Basis of Preparation The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”).
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates

The most significant estimates to be made by management in the preparation of the financial statements are expected to relate to the ultimate revenues realized and costs incurred for films and television programs; valuing equity instruments issued; estimates of sales returns and other allowances and provisions for doubtful accounts; the realization of deferred tax assets; accruals for contingent liabilities; impairment assessments for investments in films and television programs, equity investments and intangible assets.

Revenue Recognition

Revenue Recognition

Subject to the specific conditions as described below, the Company will record revenue when all of the following criteria have been met: persuasive evidence of an arrangement exists; delivery of the product has occurred; the consideration for the arrangement is fixed or determinable; and collectability is reasonably assured.

Film and Television Program Revenues

The Company’s film and television program business is expected to generate revenues principally from the licensing of content in domestic theatrical exhibition, home entertainment (e.g., digital media and packaged media), television, and international market places. Revenue will be recognized upon transfer of control of promised services or goods to customers in an amount that reflects the consideration that the Company expects to receive in exchange for those products.

Revenue from the theatrical release of feature films is recognized at the time of exhibition based on the Company’s participation in box office receipts. Revenue from the sale of DVDs and Blu-ray discs in the retail market, net of an allowance for estimated returns and other allowances, is recognized on the later of receipt by the customer or “street date” (when it is available for sale by the customer). Under revenue sharing arrangements, including digital and electronic-sell-through arrangements, such as download-to-own, download-to-rent, video-on-demand and subscription video-on-demand, revenue is recognized when the Company is entitled to receipts and such receipts are determinable. Revenues from television or digital licensing for fixed fees are recognized when the feature film or television program is available to the licensee for telecast. For television licenses that include separate availability “windows” during the license period, revenue is allocated over the “windows.” Revenue from sales to international territories are recognized when access to the feature film or television program has been granted or delivery has occurred, as required under the sales contract, and the right to exploit the feature film or television program has commenced. For multiple media rights contracts with a fee for a single film or television program where the contract provides for media holdbacks (defined as contractual media release restrictions), the fee is allocated to the various media based on the Company’s assessment of the relative fair value of the rights to exploit each media and is recognized as each holdback is released. For multiple-title contracts with a fee, the fee is allocated on a title-by-title basis, based on the Company’s assessment of the relative fair value of each title.

Producer Fee Revenues

Producer fee revenues will be recognized when the services have been performed. If all services have not been provided upon receipt of the fees, the fees will be deferred and recognized as revenue on a pro rata basis as the services are performed.

Music Revenues

Music revenues will be recognized when the musical content has been delivered to the customer.

Film, Television Programs, and Music Production Costs

Film, television program, and music production costs will be capitalized in accordance with Accounting Standards Codification 926, Entertainment - Films. The capitalized amount will be stated at the lower of cost, less accumulated amortization, or fair value. These costs will represent capitalized costs for the production of films and other entertainment projects. In addition to the films, television programs and music that may be produced, costs of productions in development will be capitalized as development costs and will be transferred to production costs when the project is set for production. Films, television programs and music in development will include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects, as well as amounts paid to musical artists. Projects in development will be written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment.

Once a project is released to consumers, the capitalized costs will be amortized on an individual project basis in the proportion that the current revenue for each project bears to the estimated remaining unrecognized revenue to be received from all sources for each project as of the beginning of the current year. Revenue and cost forecasts will be periodically reviewed by management and revised when warranted.

The carrying value of the film costs will be reviewed for impairment each reporting period on a project-by-project basis. If events or changes in circumstance indicate that the fair value of the capitalized costs on a specific project is less than their carrying value, an impairment charge will be recognized in an amount by which the unamortized costs exceed the project’s fair value.

The Company had no feature films or music projects in development as of March 31, 2020.

Cash	Cash Cash will include cash deposits at financial institutions. As of March 31, 2020, the Company did not have any cash.
Concentration of Risk

Concentration of Risk

The Company may periodically contract with consultants and vendors to provide services related to the Company’s business activities. Agreements for these services may be for a specific time period or for a specific project or task. The Company did not have any such agreements at March 31, 2020.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. Disclosure as to transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements, is also required.

Level 1. Observable inputs such as quoted prices in active markets for an identical asset or liability that the Company has the ability to access as of the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active-exchange traded securities and exchange-based derivatives.

Level 2. Inputs, other than quoted prices included within Level 1, which are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, mutual funds, and fair-value hedges.

Level 3. Unobservable inputs in which there is little or no market data for the asset or liability which requires the reporting entity to develop its own assumptions. Financial assets and liabilities utilizing Level 3 inputs include infrequently-traded non-exchange-based derivatives and commingled investment funds and are measured using present value pricing models.

The Company will determine the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company will perform an analysis of the assets and liabilities at each reporting period end.

The Company’s financial instruments are expected to include prepaid expenses, deposits, accounts payable, accrued expenses, and due to related parties. The estimated fair value of these instruments is expected to approximate their respective carrying amounts due to the short-term nature of these instruments.

Property and Equipment

Property and Equipment

Property and equipment will be recorded at cost. Major improvements will be capitalized, while maintenance and repairs that do not improve or extend the useful life of the respective assets are charged to expense as incurred. Gains and losses from disposition of property and equipment will be included in income and expense when realized. Depreciation of property and equipment will be provided using the straight-line method over an estimated useful life of three years. The Company will recognize depreciation of property and equipment in the Company’s consolidated statement of operations.

Leases

Leases

Accounting Standards Update 2016-02, Leases (Topic 842) (“ASU 2016-02”) requires a lessee to record a right-of-use asset and a corresponding lease liability at the inception of the lease initially measured at the present value of the lease payments. ASU 2016-02 requires recognition in the statement of operations of a single lease cost that is calculated as a total cost of the lease allocated over the lease term, generally on a straight-line basis. The Company did not have any leases within the scope of ASU 2016-02 at March 31, 2020.

Income Taxes	Income Taxes The Company is a “pass-through” limited liability corporation and accordingly is not subject to income taxation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 significantly changes how entities measure credit losses for most financial assets, including accounts and notes receivables. ASU 2016-13 will replace the current “incurred loss” approach with an “expected loss” model, under which companies will recognize allowances based on expected rather than incurred losses. Entities will apply the provisions of ASU 2016-13 as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which ASU 2016-13 is effective. ASU 2016-13 will be effective for the Company for interim and annual reporting periods beginning after December 15, 2022. Management is currently in the process of assessing the impact of adopting ASU-2016-13 on the Company’s financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.